Organization and Principal Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Organization and Principal Activities (Details) [Line Items]
Shares issued (in Shares)			14,704,271
Working capital deficit	$ 7,625,158
Accumulated deficit	907,539,304
Net loss	$ (896,677,759)	$ (10,543,363)
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of operating profits	51.00%
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of operating profits	100.00%
Going Concern [Member]
Organization and Principal Activities (Details) [Line Items]
Net loss	$ (896,677,759)